Common Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Common Shareholders' Equity [Abstract]
Disclosure of basic and diluted earnings loss per share [Text Block]
The information used for the calculation of the earnings as per each basic and diluted share is as follows:

Earnings per share	For the years ended as of December 31,
	2022	2021	2020
Equity holders of the controlling company (ThCh$)	118,168,351	199,162,731	96,152,272
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic earnings per share (in Chilean pesos)	319.80	539.00	260.22
Equity holders of the controlling company (ThCh$)	118,168,351	199,162,731	96,152,272
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted earnings per share (in Chilean pesos)	319.80	539.00	260.22

Disclosure of dividends recognised as distributions to owners [Text Block]
As of
December 31, 2022, 2021 and 2020
the Company has distributed the following dividends:

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ($)	Related to FY
259	04-24-2020	Final	179.95079	2019
260	12-30-2020	Interim	56.0000	2020
261	04-23-2021	Final	139.16548	2020
262	10-29-2021	Interim	200.0000	2021
263	12-03-2021	Eventual	447.0000	Retained earnings
264	04-28-2022	Final	200.0000	2021
265	12-29-2022	Interim	135.1000	2022

Disclosure of comprenhensive income and expense [Text Block]
Comprehensive income and expenses are detailed as follows:

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	(12,415,374)	3,352,151	(9,063,223)
Gains (losses) on exchange differences on translation (1)	9,945,778	-	9,945,778
Gains (losses) from defined benefit plans	(7,103,125)	1,981,923	(5,121,202)
Total comprehensive income As of December 31, 2022	(9,572,721)	5,334,074	(4,238,647)

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	2,168,254	(585,430)	1,582,824
Gains (losses) on exchange differences on translation (1)	109,288,972	-	109,288,972
Gains (losses) from defined benefit plans	5,216,580	(1,444,133)	3,772,447
Total comprehensive income As of December 31, 2021	116,673,806	(2,029,563)	114,644,243

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	4,068,855	(1,098,591)	2,970,264
Gains (losses) on exchange differences on translation (1)	(55,220,514)	-	(55,220,514)
Gains (losses) from defined benefit plans	(1,859,692)	488,246	(1,371,446)
Total comprehensive income al December 31, 2020	(53,011,351)	(610,345)	(53,621,696)

(1)	These concepts will be reclassified to the Statement of Income when it’s settled .

Disclosure of changes in comprenhensive income and expense [Text Block]
The movement of other comprehensive income is detailed as follows:

a)	As of December 31, 2022:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(226,312,374)	-	-	2,970,006	(223,342,368)
Cash flow hedges	-	(12,415,374)	-	-	(12,415,374)
Gains (losses) from defined benefit plans	-	-	(7,103,125)	-	(7,103,125)
Deferred taxes	-	3,352,151	1,981,923	-	5,334,074
Inflation adjustment of subsidiaries in Argentina	237,327,121	-	-	(4,038,975)	233,288,146
Total changes in equity	11,014,747	(9,063,223)	(5,121,202)	(1,068,969)	(4,238,647)
Equity holders of the parent	10,637,455	(9,291,567)	(4,905,072)	(1,068,854)	(4,628,038)
Non-controlling interests	377,292	228,344	(216,130)	(115)	389,391
Total changes in equity	11,014,747	(9,063,223)	(5,121,202)	(1,068,969)	(4,238,647)

b)	As of December 31, 2021:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	15,703,753			-	15,703,753
Cash flow hedges	-	2,168,254	-	-	2,168,254
Gains (losses) from defined benefit plans	-	-	5,216,580	-	5,216,580
Deferred taxes	-	(585,430)	(1,444,133)	-	(2,029,563)
Inflation adjustment of subsidiaries in Argentina	93,585,219	-	-	-	93,585,219
Total changes in equity	109,288,972	1,582,824	3,772,447	-	114,644,243
Equity holders of the parent	102,229,659	1,812,733	3,580,153	-	107,622,545
Non-controlling interests	7,059,313	(229,909)	192,294	-	7,021,698
Total changes in equity	109,288,972	1,582,824	3,772,447	-	114,644,243

c)	As of December 31, 2020:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(125.344.149)		-	-	(125.344.149)
Cash flow hedges	-	4.068.855	-	-	4.068.855
Gains (losses) from defined benefit plans	-	-	(1.859.692)	-	(1.859.692)
Deferred taxes	-	(1.098.591)	488.246	-	(610.345)
Inflation adjustment of subsidiaries in Argentina	70.123.635	-	-	-	70.123.635
Total changes in equity	(55.220.514)	2.970.264	(1.371.446)	-	(53.621.696)
Equity holders of the parent	(52.043.623)	2.968.182	(1.298.021)	-	(50.373.462)
Non-controlling interests	(3.176.891)	2.082	(73.425)	-	(3.248.234)
Total changes in equity	(55.220.514)	2.970.264	(1.371.446)	-	(53.621.696)